CONTINGENCIES (Tables)	12 Months Ended
Jan. 03, 2015
CONTINGENCIES
Costs of Environmental Liabilities with Remediation

(In millions)	2014	2013

Balance at beginning of year	$29.6	$32.5
Charges (reversals), net	1.7	4.6
Payments	(5.1)	(7.5)

Balance at end of year	$26.2	$29.6